UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 80.9%
	Shares	Value

ARGENTINA — 2.3%
MercadoLibre	10,600	$708,186

BRAZIL — 5.9%
BM&F Bovespa	169,900	955,957
CETIP S.A.- Mercados Organizados	13,100	165,125
Cielo	13,900	406,242
Natura Cosmeticos	11,800	308,244

		1,835,568

CHINA — 0.7%
Tingyi (Cayman Islands) Holding	87,600	216,414

DENMARK — 0.7%
Novozymes, Cl B	9,000	221,260

HONG KONG — 2.1%
Li & Fung	337,500	662,921

INDIA — 4.4%
Asian Paints	3,800	248,475
Hero Motocorp	13,900	498,612
ITC	137,500	636,483

		1,383,570

ITALY — 1.2%
Prada	55,400	380,449

MEXICO — 1.8%
Wal-Mart de Mexico	199,500	562,713

NETHERLANDS — 3.5%
ASML Holding ADR, Cl G	19,200	1,104,000

PORTUGAL — 1.2%
Jeronimo Martins SGPS	23,400	366,778

RUSSIA — 0.8%
Mail.ru Group GDR *	7,900	238,318

SOUTH AFRICA — 3.6%
Naspers, Cl N	20,450	1,109,362

SWITZERLAND — 3.0%
Kuehne & Nagel International	2,600	295,450
SGS	325	649,250

		944,700

UNITED KINGDOM — 5.3%
ARM Holdings	128,500	1,111,589

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM — (continued)
Petrofac	23,000	$535,014

		1,646,603

UNITED STATES — 44.4%
Allergan	6,500	533,455
Amazon.com *	5,050	1,178,165
Apple	1,950	1,190,982
BioMarin Pharmaceutical *	14,500	569,705
Facebook, Cl A *	18,800	408,148
FMC Technologies *	10,600	478,272
Google, Cl A *	1,800	1,139,346
IntercontinentalExchange *	4,150	544,563
Intuitive Surgical *	1,275	613,913
Las Vegas Sands	17,900	651,918
National Oilwell Varco	10,700	773,610
NIKE, Cl B	6,950	648,783
Praxair	5,800	601,808
QUALCOMM	19,400	1,157,792
Salesforce.com *	8,600	1,069,496
Schlumberger	12,300	876,498
Visa, Cl A	10,750	1,387,502

		13,823,956

TOTAL COMMON STOCK (Cost $23,572,070)		25,204,798

TOTAL INVESTMENTS — 80.9% (Cost $23,572,070) ‡		$25,204,798

Percentages are based on Net Assets of $31,146,324.

*	Non-income producing security.

ADR	— American Depository Receipt

Cl	— Class

GDR	— Global Depositary Receipt

‡	At July 31, 2012, the tax basis cost of the Fund’s investments was $23,572,070, and the unrealized appreciation and depreciation were $2,337,254 and $(704,526), respectively.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JULY 31, 2012 (Unaudited)

The summary of the inputs used as of July 31, 2012 in valuing the Sands Capital Global Growth Fund investments carried at fair value is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$708,186 $	—	$—	$708,186
Brazil	1,835,568	—	—	1,835,568
China	—	216,414	—	216,414
Denmark	—	221,260	—	221,260
Hong Kong	—	662,921	—	662,921
India	—	1,383,570	—	1,383,570
Italy	—	380,449	—	380,449
Mexico	562,713	—	—	562,713
Netherlands	1,104,000	—	—	1,104,000
Portugal	—	366,778	—	366,778
Russia	—	238,318	—	238,318
South Africa	—	1,109,362	—	1,109,362
Switzerland	—	944,700	—	944,700
United Kingdom	—	1,646,603	—	1,646,603
United States	13,823,956	—	—	13,823,956

Total Investments in Securities	$18,034,423	$7,170,375	$—	$25,204,798

During the period ended July 31, 2012, there were transfers from Level 1 to Level 2 and from Level 2 to Level 1 due to securities primarily traded outside of the United States, the values of which were adjusted as a result of significant market movements following the close of local trading. During the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statement.

SAN-QH-001-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012